Transactions with Related Parties - Credit Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) director	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Line of Credit Facility [Line Items]
Line of credit facility, term extension	6 months
Number of independent members of board serving as chief executive officer of financial advisor | director	1
Line of credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 30,000	$ 20,000
Line of credit | Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 80,000	$ 80,000
Line of credit | Lofou
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 25,000		$ 20,000	$ 20,000
Line of credit | Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Petra
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 70,000